FEDERAL INCOME TAXES (Details 2)	Mar. 31, 2023 USD ($)
Income Tax Disclosure [Abstract]
Net operating loss carryforward	$ 4,616,720
Capital loss carryforward	6,960,412
Net unrealized losses (gains) on investment securities	28,726,530
Total deferred tax assets	40,303,662
Valuation allowance	(40,303,662)
Net	$ 0